AmSouth
  Equity Income Fund

Portfolio Manager

          Christopher Wiles, CFA
          President
          Rockhaven Asset Management

Performance Overview
10/23/1997 - 12/31/2001
Growth of a $10,000 Investment
As Of 12/31/01

-------------------------------------------------------------

Date              AmSouth Equity Income          S&P 500
-------          ----------------------     -----------------
                        $10,000                 $10,000
11/30/1997               10,079                  10,463
12/31/1997               10,257                  10,643
1/31/1998                10,356                  10,761
2/28/1998                11,028                  11,537
3/31/1998                11,423                  12,128
4/30/1998                11,407                  12,250
5/31/1998                11,151                  12,039
6/30/1998                11,184                  12,528
7/31/1998                10,781                  12,395
8/31/1998                 9,452                  10,603
9/30/1998                 9,825                  11,282
10/31/1998               10,570                  12,200
11/30/1998               11,225                  12,939
12/31/1998               11,524                  13,685
1/31/1999                11,892                  14,257
2/28/1999                11,527                  13,814
3/31/1999                11,838                  14,367
4/30/1999                12,330                  14,923
5/31/1999                11,998                  14,571
6/30/1999                12,621                  15,380
7/31/1999                12,383                  14,899
8/31/1999                12,337                  14,826
9/30/1999                12,039                  14,419
10/31/1999               12,893                  15,332
11/30/1999               13,292                  15,643
12/31/1999               14,404                  16,565
1/31/2000                14,556                  15,733
2/28/2000                15,009                  15,435
3/31/2000                15,610                  16,945
4/30/2000                15,039                  16,435
5/31/2000                14,621                  16,098
6/30/2000                15,205                  16,494
7/31/2000                14,639                  16,237
8/31/2000                16,179                  17,245
9/30/2000                15,341                  16,335
10/31/2000               14,872                  16,266
11/30/2000               13,291                  14,983
12/31/2000               14,097                  15,057
1/31/2001                14,628                  15,591
2/28/2001                13,401                  14,169
3/31/2001                12,623                  13,272
4/30/2001                13,518                  14,303
5/31/2001                13,625                  14,399
6/30/2001                12,932                  14,048
7/31/2001                12,773                  13,910
8/31/2001                12,160                  13,039
9/30/2001                11,340                  11,986
10/31/2001               11,654                  12,215
11/30/2001               12,217                  13,152
12/31/2001               12,551                  13,267

=============================================
1 The c a (Inception 10/23/97)

                     Average AnnualReturns
                    as of December 31, 2001

                    1 Year   Since Inception

Equity Income      - 10.97%       5.57%
S&P 500            - 11.89%       7.02%
==============================================

The chart represents a hypothetical investment in the AmSouth Equity Income Fund. (The annualized returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q. How did the fund perform?

The AmSouth Equity Income Fund (Variable Annuity) provided a total return of -10.97% for the year ended December 31, 2001. In comparison, the return of the S&P 500 Index/1/ was -11.89%.

Q. What factors contributed to the Fund's modest out performance?

The key objective of this Fund is to perform in line with the S&P 500 Index, with less risk and more income. Over the last three years (1999-2001), we've done even better, outperforming the S&P 500 in each year and for the three-year period as a whole. This past year, however, was not without its challenges, especially when the Fund's one year return is compared to those of the equity income fund group.

Because many equity income funds normally invest in high-yielding sectors, these funds tend to do well, on a relative basis, when there is a general market sell-off, which we had this past year. We run our Fund differently from other equity income funds. We look at every market sector, and we want to have exposure in every market sector, while choosing what we believe to be stocks that could potentially offer both above-average yields and total returns. That means when certain sectors, such as technology, don't do well during a particular period -- technology stocks had another tough year in 2001 -- we're going to find it difficult to outperform the average equity income fund.

Nevertheless, judicious stock picking enabled us to again outperform our primary benchmark. Some bright spots among our holdings included health care names such as Johnson & Johnson (2.3% of the portfolio's net assets) and Abbott Labs (2.4%), both of which were strong performers for us. We also benefited from holdings in the retailing group, including Costco (3.1%), which has been one of our core holdings for years and Johnson Controls (1.5%).

As of December 31, 2001, the portfolio's five largest holdings were Costco (3.1% of the portfolio's net assets), Citigroup (3.0%), Ball Corp. (2.8%), Affiliated Computer Systems (2.7%) and Omnicom Group (2.6%)/2/. We again were successful in providing an above-average yield. As of December 31, the fund's yield (gross of fees) was approximately 2.74%, versus 1.36% for the S&P 500 Index.

Q. What is your outlook for 2002?

We're pretty bullish going into this new year, though the market's very strong performance in November and December keeps us from being excessively optimistic. Nonetheless, we believe we're going to see a decent economic recovery; the worst probably is over, and we wouldn't be surprised to see the market turn in a better-than-expected performance.

/1/ The performance of the AmSouth Equity Income Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

/2/  The Fund's portfolio composition is subject to change.

AmSouth
  Select Equity Fund

Portfolio Managers


         Neil Wright
OakBrook Investments  [PHOTO]

[PHOTO]
Janna Sampson
OakBrook Investments

   Peter Jankovskis
OakBrook Investments [PHOTO]

Performance Overview
5/3/1999 - 12/31/2001
Growth of a $10,000 Investment
-------------------------------------------------------------

Date              AmSouth Equity Income          S&P 500
-------          ----------------------     -----------------
                        $10,000                 $10,000
5/31/1999                 9,514                   9,764
6/30/1999                 9,937                  10,306
7/31/1999                 9,346                   9,984
8/31/1999                 9,016                   9,935
9/30/1999                 8,647                   9,662
10/31/1999                8,758                  10,274
11/30/1999                8,417                  10,483
12/31/1999                8,549                  11,100
1/31/2000                 7,930                  10,542
2/28/2000                 7,351                  10,343
3/31/2000                 7,847                  11,355
4/30/2000                 7,682                  11,013
5/31/2000                 8,023                  10,787
6/30/2000                 7,870                  11,053
7/31/2000                 7,562                  10,883
8/31/2000                 7,930                  11,556
9/30/2000                 8,136                  10,946
10/31/2000                8,488                  10,900
11/30/2000                8,881                  10,040
12/31/2000                9,571                  10,089
1/31/2001                 9,236                  10,447
2/28/2001                 9,302                   9,495
3/31/2001                 9,023                   8,893
4/30/2001                 9,289                   9,584
5/31/2001                 9,628                   9,649
6/30/2001                 9,559                   9,414
7/31/2001                 9,766                   9,321
8/31/2001                 9,952                   8,738
9/30/2001                 9,404                   8,032
10/31/2001                9,486                   8,185
11/30/2001               10,019                   8,813
12/31/2001               10,361                   8,890

============================================
1 The c a (Inception 5/3/99)

                     Average Annual
                 as of December 31, 2001

                 1 Year   Since Inception
Select Equity     8.26%         1.34%
S&P 500         -11.89%        -4.32%
============================================

The chart represents a hypothetical investment in the AmSouth Select Equity Fund. (The cumulative returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q. How did the fund perform?

For the year ended December 31, 2001, the AmSouth Select Equity Fund (Variable Annuity) provided a total return of 8.26%. In comparison, the return of the S&P 500 Index/3/ was -11.89%.

Q. What factors contributed to the Fund's modest outperformance?

It was a terrific year for the Fund. About half of our excess return was due to good stock selection. This was a period during which a majority of our holdings did very well; in fact, 10 of the 25 stocks we owned were up more than 10% for the year, while 16 of the 25 stocks outperformed the S&P 500.

Our most concentrated sector was consumer staples, where we owned such stocks as General Mills (6.6% of the portfolio's net assets), Gillette (4.5%), Heinz (5.2%) and Coca Cola (3.4%). The food sector was a good place to be for much of the year; even in the face of an economic downturn, people have to eat. At the same time, we didn't own any travel or airline stocks, which took a beating after September 11.

With such a narrow portfolio -- we own just 25 stocks, compared to the hundreds of issues many funds hold -- it is critical to focus on good fundamental stock analysis. Our goal is to add value through judicious stock selection and to limit risk by selecting the stocks of companies with more stable earnings growth than the average company. So while a significant portion of our positive return this past year was due to our stable growth style being in favor, the balance of our outperformance was the result of our picking good, winning stocks.

As of December 31, 2001, the portfolio's five largest holdings were General Mills (6.6%), Sysco (6.5%), Emerson Electric (6.5%), Moody's (6.4%) and Waste Management (6.0%)/2/.

During the 12-month period, the Fund also produced an above-average dividend yield. As of December 31, the Fund's yield was 1.8%, versus 1.4% for the S&P 500 Index.

Q. What is your outlook for 2002?

From what we've read, it seems as if people are expecting a more rapid economic recovery than we are. We don't anticipate a recovery led by business investment. There still is a great deal of excess productive capacity in the country and we don't see companies making huge investments in computers and machinery while this excess capacity exists. Consequently, we expect a slower, steady recovery this year that will be led by consumer spending. If we're correct, this will benefit the many consumer-oriented stocks we currently own.

/1/ The performance of the AmSouth Select Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, certain fees were reduced and reimbursed. Had these reductions and reimbursements not been in effect, performance quoted would have been lower.

/2/  The Fund's portfolio composition is subject to change.

AmSouth
  Capital Growth Fund

Portfolio Manager

          Charles E. Winger Sr., CFA
          Sr. Vice President - Investment Officer
          AmSouth Investment Management
            Company, LLC

Performance Overview
5/1/2001 - 12/31/2001
Growth of a $10,000 Investment

-------------------------------------------------------------

Date               AmSouth Equity Income          S&P 500
-----------       ---------------------     -----------------
                                                 $10,000
5/31/2001                 10,000                  10,067
6/30/2001                  9,850                   9,757
7/31/2001                  9,360                   9,661
8/31/2001                  8,460                   9,056
9/30/2001                  7,410                   8,325
10/31/2001                 7,860                   8,483
11/30/2001                 8,750                   9,134
12/31/2001                 9,000                   9,214

=============================================
1 The c a (Inception 5/1/01)

                       Cumulative Returns
                     as of December 31, 2001
                         Since Inception

Capital Growth             - 10.00%
S&P 500                      -7.24%
=============================================

The chart represents a hypothetical investment in the AmSouth Capital Growth Fund. (The cumulative returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Q.How did the fund perform?

For the eight-month period ended December 31, 2001, the AmSouth Capital Growth Fund (Variable Annuity) provided a total return of -10.00%. In comparison, during the same period, the return of the S&P 500 Index/1/ was -7.24%.

Q. Why did the fund perform this way?

It was a difficult year for stocks in general and we struggled from the Fund's inception at the end of April through September, with the fallout from September 11th putting further pressure on our positions. The Fund had an incredible fourth quarter, however, with a total return in excess of 21% for that three-month period.

We were helped by growing inflows during the summer and early fall, providing us with fresh capital, which we invested around the time when stocks were beginning to rebound strongly. A lot of that new money went into the two sectors that outperformed for us during the last three months of 2001: technology and consumer retail. In the closing months of the year, both of those sectors produced dramatic, strong returns. In fact, many of our retail positions produced strong returns for the eight-month period as a whole.

Another positive factor was our underweighting in the utility, energy and financial sectors -- all of which significantly underperformed the market. We had no representation at all in utilities or energy. Looking forward, we would like to add to our financial holdings, once we become more confident that the loan portfolios at selected banks are relatively secure.

As of December 31, 2001, the portfolio's five largest holdings were Kohl's Department Stores (3.4%), Forest Laboratories (3.1%), IBM (2.9%), Chico's (2.8%) and Stryker Corporation (2.8%)/2/.

Q. What is your outlook for 2002?

Frankly, we're a bit sorry to have seen the technology sector recover so far, so quickly since its low at the end of September. We believe it's going to take some robust earnings reports to take technology stock prices any higher. On the other hand, we think consumer retail companies are going to continue to do well; we're very positive on our outlook for this sector. On a larger sense, we feel the economy is sitting at an inflection point, from which to stage a broad recovery. The economic numbers have stopped getting worse and actually have begun to show an uptick. So we're pretty optimistic about the overall economy over the next six to 12 months.

/1/ The performance of the AmSouth Capital Growth Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, certain fees were reduced and reimbursed. Had these reductions and reimbursements not been in effect, performance quoted would have been lower.

/2/  The Fund's portfolio composition is subject to change.

------------------------------------------------------------------------------
AmSouth Equity Income Fund
------------------------------------------------------------------------------
Portfolio of Investments
December 31, 2001
------------------------------------------------------------------------------
  Shares
    or
 Principal                    Security
  Amount                     Description                             Value
----------  ----------------------------------------------------- -----------
COMMON STOCKS & SECURITIES
CONVERTIBLE TO COMMON STOCKS -- 97.9%
            Consumer Discretionary -- 13.0%
$2,335,000  Costco Co., 0.00%, CVT. BD., 8/19/02 ................ $ 2,393,375
    14,500  Johnson Controls, Inc. ..............................   1,170,875
$1,530,000  Liberty Media/Viacom, 3.25%, CVT. BD.,
             3/15/06 ............................................   1,497,488
    33,000  Marriott International, Inc., Class A ...............   1,341,450
    22,177  Omnicom Group, Inc. .................................   1,981,546
    82,000  Walt Disney (The) Co. ...............................   1,699,040
                                                                  -----------
                                                                   10,083,774
                                                                  -----------
            Consumer Staples -- 8.1%
    38,850  Anheuser-Busch Cos., Inc. ...........................   1,756,409
    17,000  Estee Lauder, 6.25%, CVT. PFD., 2/23/02 .............   1,108,400
    36,240  PepsiCo, Inc. .......................................   1,764,525
    32,800  Suiza Capital Trust II, 5.50%, CVT. PFD.,
             4/1/28 .............................................   1,607,200
                                                                  -----------
                                                                    6,236,534
                                                                  -----------

            Energy -- 6.0%
    36,700  Apache Corp., $2.02, CVT. PFD., 5/15/02 .............   1,684,530
    16,700  ChevronTexaco Corp. .................................   1,496,487
    37,210  Exxon Mobil Corp. ...................................   1,462,353
                                                                  -----------
                                                                    4,643,370
                                                                  -----------

            Finance -- 17.6%
    20,000  Ace Ltd., 8.25%, CVT. PFD., 5/16/03 .................   1,634,000
    52,900  American Express Co. ................................   1,888,001
    45,735  Citigroup, Inc. .....................................   2,308,703
    47,435  J.P. Morgan Chase & Co. .............................   1,724,262
    29,100  Lehman Brothers Holdings, Inc. ......................   1,943,880
    21,500  MBIA, Inc. ..........................................   1,153,045
    28,700  Prudential Financial, Inc., 6.75%, CVT.
             PFD., 11/15/04 .....................................   1,670,340
    17,400  Washington Mutual, Inc., 8.00%, CVT. PFD.,
             8/16/04 (PIES) .....................................   1,278,378
                                                                  -----------
                                                                   13,600,609
                                                                  -----------

            Health Care -- 13.7%
    33,400  Abbott Laboratories .................................   1,862,049
$1,080,000  Amerisource Health Corp., 5.00%, CVT.
            BD., 12/1/07 ........................................   1,517,400
    25,300  Anthem, Inc., 6.00%, CVT. PFD., 11/15/04 ............   1,619,200
 $ 785,000  Gilead Sciences, Inc., 5.00%, CVT. BD.,
            12/20/03 ............................................   1,214,788
    29,846  Johnson & Johnson ...................................   1,763,899
    33,400  Pfizer, Inc. ........................................   1,330,990
    31,000  Pharmacia Corp. .....................................   1,322,150
                                                                  -----------
                                                                   10,630,476
                                                                  -----------
            Industrials -- 10.9%
    39,100  General Electric Co. ................................   1,567,128
    15,350  Illinois Tool Works, Inc. ...........................   1,039,502
$1,300,000  L-3 Communications, Inc., 5.25%,
            CVT. BD., 6/1/09 ....................................   1,678,625
    11,000  Minnesota Mining & Manufacturing Co. ................   1,300,310
    23,500  United Technologies Corp. ...........................   1,518,805
    27,700  W.W. Grainger, Inc. .................................   1,329,600
                                                                  -----------
                                                                    8,433,970
                                                                  -----------
            Materials -- 2.8%
    30,300  Ball Corp. ..........................................   2,142,210
                                                                  -----------
            Technology -- 17.9%
$1,500,000  Affiliated Computer Services, 3.50%, CVT.
             BD., 2/15/06 .......................................   2,084,999
    55,000  Agilent Technologies, Inc. ..........................   1,568,050
    32,000  Dell Computer Corp.(b) ..............................     869,760
$1,320,000  Extreme Networks, Inc., 3.50%,
            CVT. BD., 12/01/06 (c) ..............................   1,192,950
    19,450  Microsoft Corp. (b) .................................   1,288,563
$1,400,000  Photronics, Inc., 4.75%,
            CVT. BD., 12/20/04, (c) .............................   1,534,750
$1,110,000  Semtech Corp., 4.50%, CVT. BD., 2/1/07 ..............   1,214,063
$1,050,000  Siebel Systems, Inc., 5.50%, CVT. BD., 9/15/02 ......   1,480,500
    50,000  Solectron Corp., 7.25%, CVT. PFD., 11/15/04 .........   1,432,500
    41,320  Texas Instruments, Inc. .............................   1,156,960
                                                                  -----------
                                                                   13,823,095
                                                                  -----------
            Telecom Services -- 5.0%
    27,000  BellSouth Corp. .....................................   1,030,050
    62,700  Mediaone Group/Vodafone, 7.00%, CVT.
            PFD., 11/15/02 ......................................   1,702,305
    30,000  SBC Communications, Inc. ............................   1,175,100
                                                                  -----------
                                                                    3,907,455
                                                                  -----------
            Utilities -- 2.9%
    43,200  Duke Energy Corp., 8.25%, CVT. PFD.,
            5/18/04 .............................................   1,138,320
    21,400  Sierra Pacific Resources, 9.00%,
            CVT. PFD., 11/15/05 .................................   1,144,900
                                                                  -----------
                                                                    2,283,220
                                                                  -----------
            Total Common Stocks & Securities
            Convertible to Common Stocks ........................  75,784,713
                                                                  -----------




The accompanying notes are an integral part of this financial statement.

AmSouth Equity Income Fund

December 31, 2001

  Shares
    or
 Principal                    Security
  Amount                     Description                             Value
----------  ----------------------------------------------------- -----------
INVESTMENT COMPANIES -- 2.7%
 1,282,773  First American Treasury Obligations Money
            Market Fund ......................................... $ 1,282,773
     7,100  S & P 500 Depository Receipt ........................     811,033
                                                                  -----------
            Total Investment Companies ..........................   2,093,806
                                                                  -----------
            TOTAL (Cost $74,137,058) -- 100.6% (a) .............. $77,878,519
                                                                  ===========

----------------------------------
Percentages indicated are based on net assets of $77,449,739.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation .........................................   $ 6,424,003
Unrealized depreciation .........................................    (2,682,542)
                                                                    -----------
Net unrealized appreciation .....................................   $ 3,741,461
                                                                    ===========

(b) Represents non-income producing security.

(c) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended.

 CVT. BD. -- Convertible Bond
CVT. PFD. -- Convertible Preferred
     PIES -- Premium Income Equity Securities

        Breakdown of Sectors*
        ---------------------
        Common Stocks                                                      56.8%
        Convertible Preferred Stocks                                       20.7%
        Convertible Bonds                                                  20.4%
        Investment Companies                                                2.7%
                                                                          -----
        TOTAL                                                             100.6%
                                                                          =====
* Percentages indicated are based on net assets.

The accompanying notes are an integral part of this financial statement.

AmSouth Equity Income Fund

Statement of Assets and Liabilities
December 31, 2001
--------------------------------------------------------------------------------

Assets:

  Investments, at value (cost $74,137,058) ..................      $ 77,878,519
  Interest and dividends receivable .........................           127,107
  Receivable from investments sold ..........................            50,451
  Prepaid expenses and other assets .........................             1,407
                                                                   ------------
     Total Assets ...........................................        78,057,484
                                                                   ------------
Liabilities:
  Payable for investments purchased .........................           566,913
  Accrued expenses and other payables:

     Investment advisory fees ...............................               508
     Administration fees ....................................             1,703
     Shareholder servicing fees .............................            16,204
     Custody fees ...........................................               389
     Other ..................................................            22,028
                                                                   ------------
       Total Liabilities ....................................           607,745
                                                                   ------------
Net Assets:
     Capital ................................................        87,728,060
     Accumulated net investment income ......................            26,034
     Accumulated net realized losses from
      investment transactions and option contracts ..........       (14,045,816)


     Unrealized appreciation from investments ...............         3,741,461
                                                                   ------------
       Net Assets ...........................................      $ 77,449,739
                                                                   ============
     Outstanding units of beneficial
      interest (shares) .....................................         6,659,526
                                                                   ============
     Net Asset Value ........................................      $      11.63
                                                                   ============

The accompanying notes are an integral part of this financial statement.

-------------------------------------------------------------------------------
   AmSouth Equity Income Fund
-------------------------------------------------------------------------------
   Statement of Operations
   Year Ended December 31, 2001
-------------------------------------------------------------------------------

Investment Income:
  Interest income ..............................................  $    105,593
  Dividend income ..............................................     1,742,227
                                                                  ------------
    Total income ...............................................     1,847,820
                                                                  ------------
Expenses:
    Investment advisory fees ...................................       504,056
    Administration fees ........................................       168,020
    Shareholder servicing fees .................................       210,022
    Accounting fees ............................................        32,977
    Custodian fees .............................................         5,041
    Transfer agent fees ........................................        12,602
    Other fees .................................................        68,726
                                                                  ------------
      Net expenses .............................................     1,001,444
                                                                  ------------
Net Investment Income ..........................................       846,376
                                                                  ------------
Realized/Unrealized Gains (Losses) from Investments:
  Net realized losses from investment transactions .............   (10,456,978)
  Net realized gains from option contracts .....................       242,788
  Change in unrealized appreciation/depreciation from
   investments .................................................    (1,503,735)
                                                                  ------------
    Net realized/unrealized losses from investments ............   (11,717,925)
                                                                  ------------
    Change in net assets resulting from operations .............  $(10,871,549)
                                                                  ============





The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
   AmSouth Equity Income Fund
--------------------------------------------------------------------------------
   Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                          Year Ended           Year Ended
                                                                         December 31,         December 31,
                                                                             2001                 2000
                                                                         ------------         ------------
Operations:
  Net investment income ..............................................   $    846,376         $    920,250
  Net realized losses from investment transactions ...................    (10,456,978)          (3,429,455)
  Net realized gains from option contracts ...........................        242,788               26,159
  Change in unrealized appreciation/depreciation from investments ....     (1,503,735)          (1,231,868)
                                                                         ------------         ------------
  Change in net assets resulting from operations .....................    (10,871,549)          (3,714,914)
                                                                         ------------         ------------
Dividends to Shareholders:
  From net investment income .........................................     (1,216,833)            (902,636)
  From net realized gains from investment transactions ...............             --             (802,139)
                                                                         ------------         ------------
  Change in net assets from dividends to shareholders ................     (1,216,833)          (1,704,775)
                                                                         ------------         ------------
Capital Transactions:
  Proceeds from shares issued ........................................     17,045,465           56,192,072
  Dividends reinvested ...............................................      1,216,833            1,704,456
  Cost of shares redeemed ............................................    (14,249,594)          (2,505,789)
                                                                         ------------         ------------
  Change in net assets from capital share transactions ...............      4,012,704           55,390,739
                                                                         ------------         ------------
  Change in net assets ...............................................     (8,075,678)          49,971,050

Net Assets:
  Beginning of period ................................................     85,525,417           35,554,367
                                                                         ------------         ------------
  End of period ......................................................   $ 77,449,739         $ 85,525,417
                                                                         ============         ============
Share Transactions:
  Issued .............................................................      1,345,405            3,950,610
  Reinvested .........................................................        100,090              117,546
  Redeemed ...........................................................     (1,242,875)            (171,244)
                                                                         ------------         ------------
  Change in shares ...................................................        202,620            3,896,912
                                                                         ============         ============






The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Equity Income Fund
--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
    Selected data for a share outstanding throughout the period indicated.



                                                        Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                       December 31,   December 31,   December 31,   December 31,     December 31,
                                                           2001           2000           1999           1998           1997 (a)
                                                       ------------   ------------   ------------   ------------    -------------
Net Asset Value, Beginning of Period ...................  $ 13.25        $ 13.89        $ 11.26         $ 10.23        $ 10.00
                                                          -------        -------        -------         -------        -------
Operations:
Net investment income ..................................     0.12           0.21           0.15            0.22           0.03
Net realized/unrealized gains (losses) from
  investments and option contracts .....................    (1.57)         (0.48)          2.64            1.03           0.23
                                                          -------        -------        -------         -------        -------
Total from operations ..................................    (1.45)         (0.27)          2.79            1.25           0.26
                                                          -------        -------        -------         -------        -------
Dividends:
From net investment income .............................    (0.17)         (0.21)         (0.16)          (0.22)         (0.03)
From net realized gains from investment transactions ...       --          (0.16)            --              --             --
                                                          -------        -------        -------         -------        -------
Total from dividends ...................................    (0.17)         (0.37)         (0.16)          (0.22)         (0.03)
                                                          -------        -------        -------         -------        -------
Net Asset Value, End of Period .........................  $ 11.63        $ 13.25        $ 13.89         $ 11.26        $ 10.23
                                                          =======        =======        =======         =======        =======
Total Return ...........................................   (10.97%)        (2.13%)        25.00%          12.36%          2.27%(b)
Ratios/Supplemental Data:
Net assets at end of period (000) ......................  $77,450        $85,525        $35,554         $22,543        $ 2,387
Ratio of expenses to average net assets ................     1.19%          1.18%          1.22%           1.14%          1.22%(c)
Ratio of net investment income to average net assets ...     1.01%          1.49%          1.31%           2.13%          2.39%(c)
Ratio of expenses to average net assets* ...............         (d)        1.19%          1.37%           1.53%          7.26%(c)
Portfolio turnover .....................................   202.92%        167.96%        110.31%         120.83%          4.00%

---------------------------
(a) For the period from October 23, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions/reimbursements during the period.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.




The accompanying notes are an integral part of this financial statement.

AmSouth Select Equity Fund

Portfolio of Investments
December 31, 2001
--------------------------------------------------------------------------------

                                  Security
 Shares                          Description                          Value
 ------    -------------------------------------------------       ----------
COMMON STOCKS -- 98.3%
         Beverages -- 3.4%
   13,800  Coca-Cola Co. .....................................    $   650,670
                                                                  -----------
           Computer Software & Services -- 2.3%
    7,400  Automatic Data Processing, Inc. ...................        435,860
                                                                  -----------
           Consumer Goods -- 4.5%
   26,100  Gillette Co. ......................................        871,740
                                                                  -----------
          Electronic Components/Instruments -- 6.5%
   21,800  Emerson Electric Co. ..............................      1,244,780
                                                                  -----------
           Financial Services -- 14.7%
   18,550  Dun & Bradstreet Corp. (b) ........................        654,815
   21,200  H & R Block, Inc ..................................        947,640
   31,000  Moody's Corp. .....................................      1,235,660
                                                                  -----------
                                                                    2,838,115
                                                                  -----------
           Food Distributors & Wholesalers -- 6.5%
   48,000  SYSCO Corp ........................................      1,258,560
                                                                  -----------
           Food Products, Processing &
           Packaging -- 22.7%
   24,500  General Mills, Inc. ...............................      1,274,245
   24,600  H.J. Heinz Co. ....................................      1,011,552
   12,900  Hershey Foods Corp. ...............................        873,330
   27,100  International Flavors & Fragrances, Inc. ..........        805,141
   12,200  J.M. Smucker Co. ..................................        431,636
                                                                  -----------
                                                                    4,395,904
                                                                  -----------
           Machinery & Equipment -- 3.9%
    8,500  Briggs & Stratton Corp. ...........................        362,950
   11,500  Snap-On, Inc. .....................................        387,090
                                                                  -----------
                                                                      750,040
                                                                  -----------
           Medical Products -- 0.2%
    1,380  Zimmer Holdings, Inc. (b) .........................         42,145
                                                                  -----------
           Newspapers -- 9.2%
   12,500  Gannett Co., Inc. .................................        840,375
   11,000  Lee Enterprises ...................................        400,070
    1,000  Washington Post, Class B ..........................        530,000
                                                                  -----------
                                                                    1,770,445
                                                                  -----------
           Office Equipment & Services -- 4.1%
    1,408  Imagistics International, Inc. (b) ................         17,389
   20,700  Pitney Bowes, Inc. ................................        778,527
                                                                  -----------
                                                                      795,916
                                                                  -----------
           Pharmaceuticals -- 10.0%
   20,700  Bristol-Myers Squibb Co. ..........................      1,055,700
   20,400  Pharmacia Corp. ...................................        870,060
                                                                  -----------
                                                                    1,925,760
                                                                  -----------
           Pollution Control Services &
           Equipment -- 6.0%
   36,100  Waste Management, Inc. ............................      1,151,951
                                                                  -----------
           Restaurants -- 4.3%
   31,100  McDonald's Corp. ..................................        823,217
                                                                  -----------
           Total Common Stocks ...............................     18,955,103
                                                                  -----------
INVESTMENT COMPANIES -- 6.6%
  498,259  BNY Hamilton Money Fund ...........................        498,259
  784,870  BNY Hamilton Treasury Money Fund ..................        784,870
                                                                  -----------
           Total Investment Companies ........................      1,283,129
                                                                  -----------
           TOTAL (Cost $18,527,406) -- 104.9% (a) ............    $20,238,232
                                                                  ===========

Percentages indicated are based on net assets of $19,296,542.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

     Unrealized appreciation ..................     $ 2,245,674
     Unrealized depreciation ..................        (534,848)
                                                    -----------
     Net unrealized appreciation ..............     $ 1,710,826
                                                    -----------

(b)  Represents non-income producing security.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Select Equity Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $18,527,406) ..................     $ 20,238,232
   Dividends receivable ......................................           25,361
   Receivable from investment advisor ........................            1,271
   Prepaid expenses and other assets .........................               79
                                                                   ------------
     Total Assets ............................................       20,264,943
                                                                   ------------
Liabilities:
   Payable for investments purchased .........................          949,046
   Accrued expenses and other payables:
     Administration fees .....................................              205
     Shareholder servicing fees ..............................            3,747
     Custody fees ............................................               90
     Other ...................................................           15,313
                                                                   ------------
        Total Liabilities ....................................          968,401
                                                                   ------------
Net Assets:
   Capital ...................................................       17,706,201
   Accumulated net investment income .........................              831
   Accumulated net realized losses from investment
     transactions ............................................         (121,316)
   Unrealized appreciation from investments ..................        1,710,826
                                                                   ------------
     Net Assets ..............................................     $ 19,296,542
                                                                   ============
   Outstanding units of beneficial interest (shares) .........        1,900,374
                                                                   ============
   Net Asset Value ...........................................     $      10.15
                                                                   ============

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Select Equity Fund
--------------------------------------------------------------------------------
Statement of Operations
Year Ended December 31, 2001
--------------------------------------------------------------------------------

Investment Income:
   Dividend income ............................................     $   186,247
                                                                    -----------
     Total income .............................................         186,247
                                                                    -----------
Expenses:
     Investment advisory fees .................................          84,072
     Administration fees ......................................          21,018
     Shareholder servicing fees ...............................          26,272
     Accounting fees ..........................................           5,886
     Audit fees ...............................................          11,707
     Custodian fees ...........................................             631
     Legal fees ...............................................           8,636
     Transfer agent fees ......................................          10,000
     Other fees ...............................................           3,844
                                                                    -----------
        Total expenses before fee reductions/reimbursements ...         172,066
     Expenses reduced/reimbursed by Investment Advisor ........         (21,630)
     Expenses reduced by Administrator ........................         (10,509)
     Expenses reduced by Transfer Agent .......................          (8,424)
                                                                    -----------
     Net expenses .............................................         131,503
                                                                    -----------
Net Investment Income .........................................          54,744
                                                                    -----------
Realized/Unrealized Gains from Investments:
   Net realized gains from investment transactions and
     futures ..................................................         245,658
   Change in unrealized appreciation/depreciation from
     investments ..............................................       1,084,384
                                                                    -----------
     Net realized/unrealized gains from investments ...........       1,330,042
                                                                    -----------
     Change in net assets resulting from operations ...........     $ 1,384,786
                                                                    ===========




The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Select Equity Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------


                                                                             Year Ended        Year Ended
                                                                            December 31,       December 31,
                                                                                2001               2000
                                                                           -------------       ------------
Operations:
     Net investment income ............................................    $    54,744         $   32,890
     Net realized gains (losses) from investment transactions
       and futures ....................................................        245,658           (366,974)
     Change in unrealized appreciation/depreciation from
       investments ....................................................      1,084,384            909,960
                                                                           -----------         ----------
     Change in net assets resulting from operations ...................      1,384,786            575,876
                                                                           -----------         ----------
Dividends to Shareholders:
     From net investment income .......................................        (53,913)           (33,076)
     From net realized gains from investment transactions .............             --             (4,171)
     From tax return of capital .......................................             --             (2,611)
                                                                           -----------         ----------
     Change in net assets from dividends to shareholders ..............        (53,913)           (39,858)
                                                                           -----------         ----------
Capital Transactions:
     Proceeds from shares issued ......................................     14,719,396          3,489,899
     Dividends reinvested .............................................         53,913             39,858
     Cost of shares redeemed ..........................................     (1,680,741)        (2,073,788)
                                                                           -----------         ----------
     Change in net assets from capital share transactions .............     13,092,568          1,455,969
                                                                           -----------         ----------
     Change in net assets .............................................     14,423,441          1,991,987

Net Assets:

     Beginning of period ..............................................      4,873,101          2,881,114
                                                                           -----------         ----------
     End of period ....................................................    $19,296,542         $4,873,101
                                                                           ===========         ==========
Share Transactions:
     Issued ...........................................................      1,558,179            436,515
     Reinvested .......................................................          5,671              5,006
     Redeemed .........................................................       (180,897)          (262,715)
                                                                           -----------         ----------
     Change in shares .................................................      1,382,953            178,806
                                                                           ===========         ==========


The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Select Equity Fund
--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------

   Selected data for a share outstanding throughout the period indicated.


                                                                   Year Ended    Year Ended    Period Ended
                                                                  December 31,   December 31,  December 31,
                                                                      2001           2000        1999 (a)
                                                                  ------------   ------------  ------------

Net Asset Value, Beginning of Period .......................        $  9.42         $ 8.51        $10.00
                                                                    -------         ------        ------
Operations:
Net investment income ......................................           0.04           0.08          0.04
Net realized/unrealized gains (losses) from investments
  and futures ..............................................           0.73           0.92         (1.49)
                                                                    -------         ------        ------
Total from operations ......................................           0.77           1.00         (1.45)
                                                                    -------         ------        ------
Dividends:
From net investment income .................................          (0.04)         (0.07)        (0.04)
From net realized gains from investment transactions .......             --          (0.01)           --
From tax return of capital .................................             --          (0.01)           --
                                                                    -------         ------        ------
Total from dividends .......................................          (0.04)         (0.09)        (0.04)
                                                                    -------         ------        ------
Net Asset Value, End of Period .............................          10.15           9.42        $ 8.51
                                                                    =======         ======        ======
Total Return ...............................................           8.26%         11.96%       (14.51%)(b)

Ratios/Supplemental Data:
Net assets at end of period (000) ..........................        $19,297         $4,873        $2,881
Ratio of expenses to average net assets ....................           1.25%          1.24%         1.23%(c)
Ratio of net investment income to average net assets .......           0.52%          0.94%         0.69%(c)
Ratio of expenses to average net assets* ...................           1.63%          3.07%         3.50%(c)
Portfolio turnover .........................................          16.43%         43.80%        18.21%


-----------------------
(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b) Not annualized.
(c) Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.



The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Capital Growth Fund
--------------------------------------------------------------------------------
Portfolio of Investments
December 31, 2001
--------------------------------------------------------------------------------

                               Security
Shares                        Description                               Value
------     --------------------------------------------------------  -----------
COMMON STOCKS-- 96.0%
           Aerospace/Defense -- 2.1%
      500  L- 3 Communications Holdings, Inc. (b) .................  $    45,000
                                                                     -----------
           Banks -- 1.8%
      600  Fifth Third Bancorp ....................................       36,798
                                                                     -----------
           Business Equipment & Services -- 2.0%
    1,200  Paychex, Inc. ..........................................       41,820
                                                                     -----------
           Computer Hardware -- 6.3%
    1,000  Dell Computer Corp. (b) ................................       27,180
      500  IBM Corp. ..............................................       60,480
    2,000  Network Appliance, Inc. (b) ............................       43,740
                                                                     -----------
                                                                         131,400
                                                                     -----------

           Computer Software & Services -- 16.1%
      750  Automatic Data Processing, Inc. ........................       44,175
    2,000  Cisco Systems, Inc. (b) ................................       36,220
      800  DST Systems, Inc. (b) ..................................       39,880
    2,000  EMC Corp. (b) ..........................................       26,880
    1,000  Emulex Corp. (b) .......................................       39,510
      500  Juniper Networks, Inc. (b) .............................        9,475
      700  Microsoft Corp. (b) ....................................       46,375
    1,500  Sungard Data Systems, Inc. (b) .........................       43,395
    1,150  Veritas Software Corp. (b) .............................       51,555
                                                                     -----------
                                                                         337,465
                                                                     -----------

           Cosmetics/Toiletries -- 2.6%
    1,200  Alberto Culver Co., Class B ............................       53,688
                                                                     -----------

           Diversified Manufacturing -- 4.4%
    1,200  General Electric Co. ...................................       48,096
      750  Tyco International, Ltd. ...............................       44,175
                                                                     -----------
                                                                          92,271
                                                                     -----------

           Electronic Components -- 3.2%
    1,900  Altera Corp. (b) .......................................       40,318
      600  QLogic Corp. (b) .......................................       26,706
                                                                     -----------
                                                                          67,024
                                                                     -----------

           Financial Services -- 3.9%
    1,000  Citigroup, Inc. ........................................       50,480
      400  Fannie Mae .............................................       31,800
                                                                     -----------
                                                                          82,280
                                                                     -----------

           Food Distributors & Wholesalers -- 5.0%
    1,200  Costco Wholesale Corp. (b) .............................       53,256
    2,000  SYSCO Corp. ............................................       52,440
                                                                     -----------
                                                                         105,696
                                                                     -----------

           Health Care -- 6.9%
      750  Cardinal Health, Inc. ..................................       48,495
    2,000  First Health Group Corp. (b) ...........................       49,480
      800  Johnson & Johnson ......................................       47,280
                                                                     -----------
                                                                         145,255
                                                                     -----------

           Insurance -- 2.3%
      600  American International Group, Inc. .....................       47,640
                                                                     -----------
           Medical Equipment & Supplies -- 2.8%
    1,000  Stryker Corp. ..........................................       58,370
                                                                     -----------
           Pharmaceuticals -- 8.0%
      700  Barr Laboratories, Inc. (b) ............................       55,552
      800  Forest Laboratories, Inc. (b) ..........................       65,560
    1,200  Pfizer, Inc. ...........................................       47,820
                                                                     -----------
                                                                         168,932
                                                                     -----------

           Retail -- 20.8%
    1,500  Bed Bath & Beyond, Inc. (b) ............................       50,850
      700  Best Buy Co., Inc. (b) .................................       52,136
    1,500  Chico's FAS, Inc. (b) ..................................       59,549
      800  Home Depot, Inc. .......................................       40,808
    1,000  Kohl's Corp. (b) .......................................       70,439
    1,100  Lowe's Cos., Inc. ......................................       51,051
      850  Safeway, Inc. (b) ......................................       35,488
    1,600  Staples, Inc. (b) ......................................       29,920
    1,150  Target Corp. ...........................................       47,208
                                                                     -----------
                                                                         437,449
                                                                     -----------

           Semiconductors -- 7.8%
    1,200  Applied Materials, Inc. (b) ............................       48,120
      500  Broadcom Corp., Class A (b) ............................       20,435
    1,500  Intel Corp. ............................................       47,175
      500  Linear Technology Corp. ................................       19,520
      700  Novellus Systems, Inc. (b) .............................       27,615
                                                                     -----------
                                                                         162,865
                                                                     -----------
           Total Common Stocks ....................................    2,013,953
                                                                     -----------
INVESTMENT COMPANIES -- 4.2%
   86,493  AIM Liquid Assets Money Market Fund ....................       86,493
    1,052  AIM Prime Money Market Fund ............................        1,052
                                                                     -----------
           Total Investment Companies .............................       87,545
                                                                     -----------
           TOTAL (Cost $2,054,209) -- 100.2% (a) ..................  $ 2,101,498
                                                                     ===========

-------------------------------
Percentages indicated are based on net assets of $2,097,856.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

        Unrealized appreciation ...................   $ 162,114
        Unrealized depreciation ...................    (114,825)
                                                      ---------
        Net unrealized appreciation ...............   $  47,289
                                                      =========
(b) Represents non-income producing security.







The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Capital Growth Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $2,054,209) .........................  $2,101,498
  Dividends receivable ............................................         642
  Receivable from capital shares issued ...........................       4,960
  Receivable from investment advisor ..............................       3,838
                                                                     ----------
    Total Assets ..................................................   2,110,938
                                                                     ----------
Liabilities:
  Accrued expenses and other payables:
    Shareholder servicing fees ....................................         418
    Custody fees ..................................................          10
    Other .........................................................      12,654
                                                                     ----------
      Total Liabilities ...........................................      13,082
                                                                     ----------
Net Assets:
    Capital .......................................................   2,193,721
    Accumulated net realized losses from investment transactions ..    (143,154)
    Unrealized appreciation from investments ......................      47,289
                                                                     ----------
      Net Assets ..................................................  $2,097,856
                                                                     ==========
    Outstanding units of beneficial interest (shares) .............     233,103
                                                                     ----------
    Net Asset Value ...............................................  $     9.00
                                                                     ----------








The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Capital Growth Fund
--------------------------------------------------------------------------------
Statement of Operations
Period Ended December 31, 2001 (a)
--------------------------------------------------------------------------------

Investment Income:
 Dividend income ..................................................  $    4,755
                                                                     ----------
   Total income ...................................................       4,755
                                                                     ----------
Expenses:
   Investment advisory fees .......................................       6,255
   Administration fees ............................................       1,787
   Shareholder servicing fees .....................................       2,234
   Accounting fees ................................................       2,322
   Audit fees .....................................................      10,116
   Custodian fees .................................................          54
   Legal fees .....................................................       9,666
   Transfer agent fees ............................................       6,667
   Other fees .....................................................       1,281
                                                                     ----------
     Total expenses before fee reductions/reimbursements ..........      40,382
   Expenses reduced/reimbursed by Investment Advisor ..............     (20,942)
   Expenses reduced by Administrator ..............................      (1,787)
   Expenses reduced by Transfer Agent .............................      (6,533)
                                                                     ----------
   Net expenses ...................................................      11,120
                                                                     ----------
Net Investment Loss ...............................................      (6,365)
                                                                     ----------
Realized/Unrealized Gains(Losses) from Investments:
 Net realized losses from investment transactions .................    (143,154)
 Change in unrealized appreciation/depreciation from investments ..      47,289
                                                                     ----------
   Net realized/unrealized losses from investments ................     (95,865)
                                                                     ----------
   Change in net assets resulting from operations .................  $ (102,230)
                                                                     ----------

-------------------------
(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.






The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Capital Growth Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                    Period Ended
                                                                    December 31,
                                                                       2001 (a)
                                                                    ------------
Operations:
 Net investment loss ..............................................  $   (6,365)
 Net realized losses from investment transactions .................    (143,154)
 Change in unrealized appreciation/depreciation from investments ..      47,289
                                                                     ----------
 Change in net assets resulting from operations ...................    (102,230)
                                                                     ----------
Capital Transactions:
 Proceeds from shares issued ......................................   2,339,599
 Cost of shares redeemed ..........................................    (139,513)
                                                                     ----------
 Change in net assets from capital share transactions .............   2,200,086
                                                                     ----------
 Change in net assets .............................................   2,097,856

Net Assets:
 Beginning of period ..............................................          --
                                                                     ----------
 End of period ....................................................  $2,097,856
                                                                     ==========
Share Transactions:
 Issued ...........................................................     248,635
 Redeemed .........................................................     (15,532)
                                                                     ----------
 Change in shares .................................................     233,103
                                                                     ==========
-------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.






The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Capital Growth Fund
--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
   Selected data for a share outstanding throughout the period indicated.



                                                                 Period Ended
                                                                 December 31,
                                                                   2001 (a)
                                                                 ------------

Net Asset Value, Beginning of Period .........................      $10.00
                                                                    ------
Operations:
Net investment loss ..........................................       (0.03)
Net realized/unrealized losses from investments ..............       (0.97)
                                                                    ------
Total from operations ........................................       (1.00)
                                                                    ------
Net Asset Value, End of Period ...............................      $ 9.00
                                                                    ======
Total Return .................................................      (10.00%)(b)

Ratios/Supplemental Data:
Net assets at end of period (000) ............................      $2,098
Ratio of expenses to average net assets ......................        1.24%(c)
Ratio of net investment loss to average net assets ...........       (0.71%)(c)
Ratio of expenses to average net assets* .....................        4.50%(c)
Portfolio turnover ...........................................       32.13%

--------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.





The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------
AmSouth Variable Insurance Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 2001
--------------------------------------------------------------------------------

 1.  Organization:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with own investment objective. The accompanying financial statements are for the AmSouth Equity Income Fund ("Equity Income Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), which commenced operations on May 1, 2001, (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation--Exchange-listed securities are valued at the closing price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Trust's Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

     Restricted Securities--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

     Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Financial Futures Contracts--The Select Equity Fund may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     Financial Instruments--The Equity Income Fund may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as a realized gain to the Fund.

     The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is

--------------------------------------------------------------------------------
AmSouth Variable Insurance Funds
--------------------------------------------------------------------------------
Notes to Financial Statements -- (continued)
December 31, 2001
--------------------------------------------------------------------------------

     exercised. They would be required to sell the securities at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

     The table below reflects the Equity Income Fund's activity in covered calls for the year ended December 31, 2001. The Premiums Received column represents the premiums paid by the option counterparties to the Fund in connection with entering into the covered calls.

     Written option activities for the year ended December 31, 2001:

                                                Covered Call Options
                                               ----------------------
                                               Number of
                                                Options      Premiums
                                               Contracts     Received
                                               ---------     --------
     Contracts outstanding at
      December 31, 2000 ....................         --     $      --
     Options written .......................      4,570       333,300
     Options expired .......................     (3,555)     (209,822)
     Options closed ........................     (1,015)     (123,478)
     Options exercised .....................         --            --
                                               ----------------------
     Contracts outstanding at
      December 31, 2001 ....................         --            --
                                               ======================

     Dividends to Shareholders--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses.

     These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital. Total distributions paid from the Funds for financial reporting purposes do not differ materially from distributions for tax purposes for the periods ended December 31, 2001.

     Federal Income Taxes--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   Purchases and Sales of Securities:

     Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2001 were as follows:

                                           Purchases             Sales
                                         -------------       -------------
     Equity Income Fund ...............  $ 169,869,894       $ 168,208,464
     Select Equity Fund ...............  $  14,535,062       $   1,712,111
     Capital Growth Fund ..............  $   2,525,202       $     415,384

4.   Related Party Transactions:

     AmSouth Bank ("AmSouth") has reorganized its investment advisory division to form AIMCO, (the "Advisor"), a separate, wholly owned subsidiary of AmSouth Bank. On May 12, 2001, AIMCO succeeded AmSouth Bank as the investment advisor to the AmSouth Funds. The management and investment advisory personnel of AmSouth Bank that provided investment management services to AmSouth Funds continue to do so as the personnel of AIMCO. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

     Funds                                                 Advisory Fees
     -----                                                 -------------
     Equity Income Fund ..................................     0.60%
     Select Equity Fund ..................................     0.80%
     Capital Growth Fund .................................     0.70%

     The Advisor has voluntarily agreed to reduce and/or reimburse its fees for Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the funds. Sub-advisory services are provided to the Equity Income Fund by Rockhaven Asset Management, LLC to the Select Equity Fund by Oakbrook Investments, LLC and to the Capital Growth Fund by Five Points Capital Advisors. Fees for sub-advisory services are payable by AIMCO.

     AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

--------------------------------------------------------------------------------

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, INC. ("AIS") for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.


5.   Federal Income Tax Information:

     At December 31, 2001, the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any on securities transactions to the extent provided for in the Code

                                                              Amount    Expires
                                                           -----------  -------
     Equity Income Fund .................................  $ 2,401,318    2008
                                                            10,562,753    2009
     Select Equity Fund .................................       75,138    2008
     Capital Growth Fund ................................       96,146    2009

6.   Other Federal Income Tax Information (Unaudited):

     The AmSouth Variable Insurance Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2001:

                                                                   Percentage
                                                                   ----------
     Equity Income Fund ...........................................   100%
     Select Equity Fund ...........................................   100%

     Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 2001:

     Capital Growth Fund .............................................  $ 45,290

7.   Change in Auditors (Unaudited)

     On February 20, 2001, the Board of Trustees of The Funds approved the decision to change independent accountants and engage Ernst & Young, LLP as its new independent accountants as of that date.

                         Report of Independent Auditors

To the Board of Trustees and Shareholders
AmSouth Variable Insurance Funds


We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of Equity Income Fund, Select Equity Fund and the Capital Growth
Fund) (the Funds) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights presented herein for the Equity Income Fund and the Select Equity Fund for each of the respective years or periods ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds' as of December 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the year or period then ended, in conformity with accounting principles generally accepted in the United States.



                                                  /s/ Ernst & Young LLP


Columbus, Ohio
February 15, 2002


  Trustees+ -- (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                                in
                             Positions      Term of Office                                 Fund Complex
                             Held with      and Length of      Principal Occupation(s)      Overseen by       Other Trusteeships
Name, Address, and Age         Fund          Time Served         During Past 5 Years          Trustee          Held by Trustee*
----------------------      -----------   -----------------    ------------------------    ------------   -------------------------
Non-Interested Trustees

James H. Woodward             Trustee        Indefinite         Chancellor, University           60       J.A. Jones, Inc.
University of North Carolina                 4/97 to present    of North Carolina at
  at Charlotte                                                  Charlotte--7/89 to                        AmSouth Mutual Funds
9201 University City Blvd.                                      present
Charlotte, NC 28223
Birthdate: 11/24/1939

Michael Van Buskirk           Trustee        Indefinite         Chief Executive Officer,         22       Coventry Corporation
3435 Stelzer Road                            4/97 to present    Ohio Bankers Assoc.
Columbus, Oh 43219                                              (industry trade
Birthdate: 02/22/1947                                           association)--5/91 to
                                                                present

Interested Trustee

Walter B. Grimm/1/            Trustee        Indefinite         Employee of BISYS                22       1st Source Monogram Funds
3435 Stelzer Road                            4/97 to present    Fund Services--6/92 to
Columbus, Oh 43219                                              present                                   American Performance

Birthdate: 06/30/1945                                                                                     Brenton Mutual Funds

                                                                                                          Counter Bond Fund

                                                                                                          Kensington Funds

                                                                                                          Performance Funds Trust

                                                                                                          The Shelby Funds

                                                                                                          United American Cash
                                                                                                          Reserves

                                                                                                          UST of Boston


-------------------

 *  Not reflected in prior column.
/1/ Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.
 + The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.